Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total	[1],[2]	$ 26,003	$ 94,600	$ 7,988	$ 128,591
El Mangrullo
Total	[1],[2]	3,385	38,471	158	42,014
Sierra Chata
Total	[1],[2]	3,688	20,980	1,513	26,181
Río Neuquén
Total	[1],[2]	720	8,985	340	10,045
Rincón del Mangrullo
Total	[1],[2]		1,100		1,100
Aguaragüe
Total	[1],[2]	175	1,332	295	1,802
El Tordillo
Total	[1],[2],[3]	463	3,593	1,197	5,253
La Tapera -Puesto Quiroga
Total	[1],[2],[3]		120		120
Rincón de Aranda
Total	[1],[2]	2,637	19,667	3,829	26,133
Veta Escondida
Total	[1],[2]			134	134
Los Blancos
Total	[1],[2]		143		143
Parva Negra Este
Total	[1],[2]		$ 209	$ 522	731
Pampa Energía S.A
Total	[1],[2],[4]	35			35
Oil and Gas Exports
Total	[1],[2]	$ 14,900			$ 14,900

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 31, 2025 of Pesos 1,455.00 per US dollar was used to make such conversion.
[2]	Sums are rounded, so they may not add up.
[3]	the Company sold the area in October 2025.
[4]	In process of relinquishment.